Tax on Profit/(Loss) for the Year and Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income taxes refund	€ 0.7	€ 0.7	€ 0.7
Tax losses carryforwards	1,946.2	2,371.3
Decrease in tax losse carry forwards		456.8
Additional tax deductions, determined by annual warrants exercises by employees	21.7	10.6	5.2
Additional future tax deduction	11.0	0.3	0.3
Additional tax deductions related to tax credits	13.8	€ 8.4	€ 8.4
Revenue threshold limit	€ 750.0